Segment Reporting - Depreciation and Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting [Abstract]
Segment depreciation and amortization	$ (6,490)		$ (20,009)
Depreciation and amortization attributable to unconsolidated entities	5,073		15,030
Depreciation and amortization	$ (1,417)	$ 0	$ (4,979)	$ 0